Business Operations and Summary of Significant Accounting Policies (Details Narrative) 10-Q - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 19, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Net loss		$ 1,241,973	$ 2,499,974	$ 3,246,847	$ 4,105,232	$ 5,219,380	$ 141,325
Net cash used in operating activities				$ 2,180,055	$ 883,627	$ 1,384,697	1,685,841
Stock issued during period, shares, new issues	2,650,000					2,650,000
Warrants to purchase common stock	7,950,000	466,667		466,667		293,332
Fair value of derivative liabilities		$ 201,836		$ 201,836		$ 240,791	$ 401,127
December 2017 [Member] | Investors [Member]
Stock issued during period, shares, new issues				933,332
Warrants to purchase common stock		466,667		466,667
Proceeds from sale of common stock and warrants, net				$ 1,395,000
July 2017 [Member] | Investors [Member]
Stock issued during period, shares, new issues				666,667
Warrants to purchase common stock		333,334		333,334
Proceeds from sale of common stock and warrants, net				$ 995,000